LEASE (Details 1) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
SHAREHOLDERS DEFICIT
Current portion	$ 25,163	$ 0
Non-current portion	12,889	0
Total lease liabilities	$ 38,052	$ 0